UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                     FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00041
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                    GENERAL AMERICAN INVESTORS COMPANY, INC.
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               (Exact name of registrant as specified in charter)

           450 Lexington Avenue, Suite 3300, New York, NY 10017-3911
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               (Address of principal executive offices)(Zip code)

                                Eugene S. Stark
                    General American Investors Company, Inc.
                        450 Lexington Avenue, Suite 3300
                            New York, NY 10017-3911
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  212-916-8400

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

            STATEMENT OF INVESTMENTS September 30, 2007 (Unaudited)
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                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS                                                      (note 1a)
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AEROSPACE/DEFENSE (4.4%)
------------------------------------------------------------------------------------------------------------------------------------
     509,800    Textron Inc.                                                                       $31,714,658
     325,000    United Technologies Corporation                                                     26,156,000
                                                                                                   -----------
                                                                    (COST $47,844,103)              57,870,658
                                                                                                   -----------
BUILDING AND REAL ESTATE (5.1%)
------------------------------------------------------------------------------------------------------------------------------------
   2,280,483    CEMEX, S.A. de C.V. ADR                             (COST $31,628,612)              68,232,051
                                                                                                   -----------
COMMUNICATIONS AND INFORMATION SERVICES (8.3%)
------------------------------------------------------------------------------------------------------------------------------------
      90,000    Avaya Inc. (a)                                                                       1,526,400
     900,000    Cisco Systems, Inc. (a)                                                             29,816,910
     400,000    Lamar Advertising Company Class A (a)                                               19,588,000
     800,000    QUALCOMM Incorporated                                                               33,808,000
   1,325,000    Sprint Nextel Corporation                                                           25,175,000
                                                                                                   -----------
                                                                    (COST $84,175,425)             109,914,310
                                                                                                   -----------

COMPUTER SOFTWARE AND SYSTEMS (8.7%)
------------------------------------------------------------------------------------------------------------------------------------
     700,000    Activision, Inc. (a)                                                                15,113,000
   1,550,000    Dell Inc. (a)                                                                       42,780,000
     720,000    Microsoft Corporation                                                               21,211,200
      55,000    Nintendo Co., Ltd.                                                                  28,512,000
     315,000    THQ Inc. (a)                                                                         7,868,700
                                                                                                   -----------
                                                                    (COST $92,410,373)             115,484,900
                                                                                                   -----------
CONSUMER PRODUCTS AND SERVICES (8.4%)
------------------------------------------------------------------------------------------------------------------------------------
     350,000    Diageo plc ADR                                                                      30,705,500
     300,000    Heineken N. V.                                                                      19,635,000
     630,000    Hewitt Associates, Inc. Class A (a)                                                 22,081,500
      45,000    Nestle S.A.                                                                         20,160,000
     250,000    PepsiCo, Inc.                                                                       18,315,000
                                                                                                   -----------
                                                                    (COST $78,354,580)             110,897,000
                                                                                                   -----------
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (4.1%)
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     881,500    Republic Services, Inc.                                                             28,833,865
     680,000    Waste Management, Inc.                                                              25,663,200
                                                                                                  ------------
                                                                    (COST $39,285,764)              54,497,065
                                                                                                  ------------
FINANCE AND INSURANCE (25.2%)
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   BANKING (5.6%)
   ---------------------------------------------------------------------------------------------------------------------------------
     200,000    Bank of America Corporation                                                         10,054,000
     300,000    M&T Bank Corporation                                                                31,035,000
     650,000    Wachovia Corporation                                                                32,597,500
                                                                                                   -----------
                                                                    (COST $14,094,309)              73,686,500
                                                                                                   -----------
   INSURANCE (16.3%)
   ---------------------------------------------------------------------------------------------------------------------------------
     275,000    The Allstate Corporation                                                            15,727,250
     325,000    American International Group, Inc.                                                  21,986,250
     275,000    Annuity and Life Re (Holdings), Ltd. (a)                                               206,250
     335,000    Arch Capital Group Ltd. (a)                                                         24,927,350
     365,000    AXIS Capital Holdings Limited                                                       14,202,150
         275    Berkshire Hathaway Inc. Class A (a)                                                 32,590,250
     350,000    Everest Re Group, Ltd.                                                              38,584,000
     900,000    Fidelity National Financial, Inc.                                                   15,732,000
     250,000    MetLife, Inc.                                                                       17,432,500
     310,000    PartnerRe Ltd.                                                                      24,486,900
     155,000    Transatlantic Holdings, Inc.                                                        10,901,150
                                                                                                   -----------
                                                                    (COST $92,296,799)             216,776,050
                                                                                                   -----------
   OTHER (3.3%)
   ---------------------------------------------------------------------------------------------------------------------------------
      60,000    Ameriprise Financial, Inc.                                                           3,786,600
      10,000    Epoch Holding Corporation Series A Convertible Preferred 4.6% ( d)                  23,522,370
     925,000    Nelnet, Inc.                                                                        16,872,000
                                                                                                   -----------
                                                                    (COST $34,359,009)              44,180,970
                                                                                                   -----------
                                                                   (COST $140,750,117)             334,643,520
                                                                                                   -----------

--------------------------------------------------------------------------------
                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS (continued)                                          (note 1a)
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HEALTH CARE / PHARMACEUTICALS  (4.5%)
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
      80,000    Alkermes, Inc. (a)                                                                 $1,472,000
     100,000    Biogen Idec Inc. (a)                                                                6,633,000
     604,900    Cytokinetics, Incorporated (a)                                                      3,097,088
     200,000    Genentech, Inc. (a)                                                                15,604,000
     275,000    Novo Nordisk B                                                                     33,107,250
                                                                                                  -----------
                                                                    (COST $30,082,866)             59,913,338
                                                                                                  -----------
MACHINERY AND EQUIPMENT (2.0%)
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   1,000,000    ABB Ltd. ADR                                        (COST $10,779,026)             26,230,000
                                                                                                   ----------
METAL (1.5%)
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     150,500    Carpenter Technology Corporation                    (COST $18,726,632)             19,566,505
                                                                                                   ----------
MISCELLANEOUS (4.2%)
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                Other (b)                                           (COST $60,137,934)             55,661,160
                                                                                                   ----------
OIL & NATURAL GAS (INCLUDING SERVICES) (17.7%)
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     600,000    Apache Corporation                                                                 54,036,000
     800,000    Halliburton Company                                                                30,720,000
   1,000,000    Patterson-UTI Energy, Inc.                                                         22,570,000
   3,000,000    Talisman Energy Inc.                                                               59,100,000
   1,025,000    Weatherford International Ltd. (a)                                                 68,859,500
                                                                                                   ----------
                                                                   (COST $125,958,179)            235,285,500
                                                                                                  -----------
RETAIL TRADE (14.5%)
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     575,000    Costco Wholesale Corporation                                                       35,287,750
   1,278,000    The Home Depot, Inc. (c)                                                           41,458,320
     533,000    Target Corporation                                                                 33,882,810
   2,100,000    The TJX Companies, Inc.                                                            61,047,000
     470,000    Wal-Mart Stores, Inc.                                                              20,515,500
                                                                                                   ----------
                                                                    (COST $72,476,622)            192,191,380
                                                                                                  -----------
TECHNOLOGY (3.2%)
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     130,000    Intermec, Inc. (a)                                                                  3,395,600
   2,250,000    Xerox Corporation (a)                                                              39,015,000
                                                                                                   ----------
                                                                    (COST $34,820,215)             42,410,600
                                                                                                   ----------
TRANSPORTATION (0.9%)
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     236,100    Alexander & Baldwin, Inc.                           (COST $11,005,032)             11,835,693
                                                                                                   ----------


  TOTAL COMMON AND PREFERRED STOCKS (112.7%)                       (COST $878,435,480)          1,494,633,680
                                                                                                -------------

  Principal Amount  CORPORATE NOTE
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CONSUMER PRODUCTS AND SERVICES  (1.9%)
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 $25,000,000     General Motors Nova Scotia Finance Company
                   6.85% Guaranteed Notes due 10/15/08              (COST $24,359,180)             24,750,000
                                                                                                   ----------

--------------------------------------------------------------------------------
                           General American Investors

                                                                                                    Value
      Shares    SHORT-TERM SECURITIES AND OTHER ASSETS                                             (note 1a)
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
   7,641,647    SSgA Prime Money Market Fund (0.5%)                  (COST $7,641,647)           $7,641,647
                                                                                                 ----------
TOTAL INVESTMENTS (e) (115.1%)                                     (COST $910,436,307)        1,527,025,327
   Liabilities in excess of cash, receivables and other assets (0.0%)                              (557,335)
PREFERRED STOCK (-15.1%)                                                                       (200,000,000)
                                                                                               ------------
NET ASSETS APPLICABLE TO COMMON STOCK (100%)                                                 $1,326,467,992
                                                                                             ==============

 (a) Non-income producing security.
 (b) Securities which have been held for less than one year, not previously disclosed and not restricted.
 (c) 500,000 shares held by custodian in a segregated custodian account as collateral for short positions, if any.
 (d) Restricted security of an affiliate acquired 11/7/06.
 (e) At September  30,  2007: (1) the cost of investments for Federal income tax  purposes  was the same as the cost for  financial reporting purposes, (2) aggregate gross unrealized appreciation was $635,261,837, (3) aggregate gross unrealized depreciation was $18,672,817, and (4) net unrealized appreciation was $616,589,020.

 (see notes to financial statements)

        STATEMENT OF CALL OPTIONS WRITTEN September 30, 2007 (Unaudited)
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                           General American Investors

   Contracts                                                                                      Value
(100 shares each)                           COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE         (note 1a)
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION SERVICES
------------------------------------------------------------------------------------------------------------------------------------
    446    Avaya Inc./January '08/$17.50                      (PREMIUMS RECEIVED $23,085)        $4,460
                                                                                                 ======

(see notes to financial statements)

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

                              1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. The restricted security is valued at par value (cost), divided by the conversion price of $6.00 multiplied by the last reported sales price of the publicly traded common stock of the corporation.
                                   2. OPTIONS

The Company may purchase and write (sell) put and call options. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2007, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

       The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration

Date:  October 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Spencer Davidson
         Spencer Davidson
         President and Chief Executive Officer
         (Principal Executive Officer)

Date:  October 19, 2007

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration
         (Principal Financial Officer)

Date:  October 19, 2007